The consolidated derivative financial instruments are presented below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivatives financial instruments	R$ 198,027	R$ 340,660
Derivatives financial instruments	208,787	36,166
Other derivatives	457,892	161,429
Other derivatives
Derivatives	655,919	502,089
Derivatives	208,787	36,166
Current installment	(134,292)	(262,666)
Current installment	(194,837)	(7,273)
Derivative financial instruments	521,627	239,423
Non-current installment	R$ 13,950	28,893
Percentage of share capital	4.08%
Financial instrument measured at fair value	R$ 17,700,000
Banco [Member]
IfrsStatementLineItems [Line Items]
Financial instrument measured at fair value	458,000	R$ 161,000
Difference in the fair value	R$ 440,300,000